Revenue and segment information (Geographical information (Under IFRS)) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical information (Under IFRS) [line items]
External revenue	¥ 174,009,401	¥ 169,550,624	¥ 152,459,444
Non-current assets (excluding financial assets and deferred income tax assets)	352,240,283	341,153,418
External revenue [member]
Geographical information (Under IFRS) [line items]
External revenue	174,009,401	169,550,624	152,459,444
PRC [member]
Geographical information (Under IFRS) [line items]
Non-current assets (excluding financial assets and deferred income tax assets)	327,410,156	317,850,476
PRC [member] | External revenue [member]
Geographical information (Under IFRS) [line items]
External revenue	155,873,940	157,547,764	142,381,413
Overseas [member]
Geographical information (Under IFRS) [line items]
Non-current assets (excluding financial assets and deferred income tax assets)	24,830,127	23,302,942
Overseas [member] | External revenue [member]
Geographical information (Under IFRS) [line items]
External revenue	¥ 18,135,461	¥ 12,002,860	¥ 10,078,031